Basic and Diluted Net Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 14:	BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2016	2017	2018

Numerator (thousands):

Net income attributed to Sapiens’ shareholders	$19,336	$352	$13,785
Adjustment to redeemable non-controlling interest	443	350	-

Net income used for earnings per share	$19,779	$702	$13,785

Denominator (thousands):

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	48,947	49,170	49,827
Stock options	833	756	279

Denominator for diluted net earnings per share - adjusted weighted average number of shares	49,780	49,926	50,106

The weighted average number of shares related to outstanding anti-dilutive options excluded from the calculations of diluted net earnings per share was 250,809, 1,282,305 and 1,369,514 for the years 2016, 2017 and 2018, respectively.